IFRS 7 - Disclosure - Market Risk - Sensitivity of After-tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
100 bps increase [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (413)	$ (238)
100 bps increase [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(39)	(41)
100 bps increase [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(374)	(197)
100 bps decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(418)	2
100 bps decrease [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(43)	(17)
100 bps decrease [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (375)	$ 19